Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Tuition fees	R$ 2,827,567	R$ 2,124,589	R$ 1,388,735
Other	213,040	167,441	99,817
Deductions
Granted discounts	(241,404)	(229,254)	(89,017)
Early payment discounts	(92,234)	(49,879)	(29,299)
Returns	(45,402)	(42,373)	(11,437)
Taxes	(107,004)	(74,232)	(49,629)
PROUNI	(225,506)	(176,921)	(107,979)
Revenue from contracts with customers	2,329,057	1,719,371	1,201,191
Tuition, digital content and app subscription fees - Transferred over time	2,273,578	1,640,889	1,128,558
Other - Transferred at a point in time	R$ 55,479	R$ 78,482	R$ 72,633